CLIENT CONCENTRATIONS (Tables)	9 Months Ended
Jul. 31, 2026
Risks and Uncertainties [Abstract]
Schedule of accounts receivable concentrations by customer

	Receivables Concentration
	July 31,	October 31
Company	2026	2025
A	30%	45%
B	30%	31%
C	18%	17%
D	16%	6%
	94%	99%